Climate change and energy transition - Additional Information 3 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) outlook $ / MMBTU $ / bbl	Dec. 31, 2024 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 185,077	$ 185,219
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	61,000	60,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 60,200	63,400
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook	3
Priceline 1 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		15,000
Priceline 1 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		3,000
Priceline 1 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		11,000
Priceline 1 | Minimum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		1,000
IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 77,000	74,000
IEA NZE50 | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(21,000)
IEA NZE50 | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(19,000)	(27,000)
IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
IEA NZE50 | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(5,000)
IEA NZE50 | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(7,000)
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
-2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000	151,000
-2 Degrees Celsius External Climate Change | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
-2 Degrees Celsius External Climate Change | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(13,000)	(11,000)
-2 Degrees Celsius External Climate Change | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(17,000)	(15,000)
-2 Degrees Celsius External Climate Change | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
-2 Degrees Celsius External Climate Change | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(1,000)
-2 Degrees Celsius External Climate Change | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(3,000)
Hybrid Shell Plan + IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Hybrid Shell Plan + IEA NZE50 | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(9,000)	(7,000)
Hybrid Shell Plan + IEA NZE50 | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(13,000)	(10,000)
Hybrid Shell Plan + IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Hybrid Shell Plan + IEA NZE50 | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	0
Hybrid Shell Plan + IEA NZE50 | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	$ (3,000)	$ (1,000)
2025 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	11
2026 | IHS Markit ACCS 2025 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	65
Expected gas price (USD per barrel) | $ / MMBTU	4
2026 | IHS Markit ACCS 2025 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	9
2026 | IHS Markit ACCS 2025 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2026 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	64
2026 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2026 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2026 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	72
2026 | IEA NZE50 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	72
2026 | IEA NZE50 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / bbl	9
2026 | IEA NZE50 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / bbl	12
2026 | IEA NZE50 | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / bbl	2
2026 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	59
2030 | IHS Markit ACCS 2025 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
2030 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2030 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	55
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	70
2031 | IHS Markit ACCS 2025 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2032 | IHS Markit ACCS 2025 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	51
2033 | IHS Markit ACCS 2025 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	48
2035 | IHS Markit ACCS 2025 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	44
2035 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	9
2035 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	34
2035 | IEA NZE50 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / bbl	5
2035 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	70
2036 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2050 | IHS Markit ACCS 2025 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2050 | IHS Markit ACCS 2025 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
2050 | IHS Markit ACCS 2025 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2050 | IHS Markit ACCS 2025 | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2050 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	29
2050 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2050 | Woodmac WM AET-1 5 Degree (2024) | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	26
2050 | IEA NZE50 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	26
2050 | IEA NZE50 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / bbl	4
2050 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	70